Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 19,149	$ 18,337
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	15,616	15,645
Mr. Bin Xue [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount	$ 26,245	$ 26,391